Accumulated Other Comprehensive Income, Accumulated Other Comprehensive Income (Loss) Balances, Net of Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	$ 601,128	$ 568,161	$ 538,257	[1]
Other comprehensive income (loss) - before reclassifications	(38,363)	410	8,999
Amount reclassified from accumulated other comprehensive income	(978)	(199)	(1,524)
Other comprehensive (loss) income, net of tax	(39,341)	211	7,475
Balance	599,987	601,128	568,161
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	12,147	11,936	4,461	[1]
Other comprehensive (loss) income, net of tax	(39,341)	211	7,475
Balance	(27,194)	12,147	11,936
Net Unrealized Holding Gain (Loss) on Securities Available for Sale, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(26)	7,186	286
Other comprehensive income (loss) - before reclassifications	(32,245)	(7,212)	7,755
Amount reclassified from accumulated other comprehensive income	0	0	(855)
Other comprehensive (loss) income, net of tax	(32,245)	(7,212)	6,900
Balance	(32,271)	(26)	7,186
Net Change in Overfunded Position in Pension and Postretirement Plans Arising During the Year, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	13,706	6,084	4,840
Other comprehensive income (loss) - before reclassifications	(6,118)	7,622	1,244
Amount reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive (loss) income, net of tax	(6,118)	7,622	1,244
Balance	7,588	13,706	6,084
Net Change in Net Actuarial Gain and Prior Service Credit on Pension and Pension and Postretirement Benefit Plans, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(1,533)	(1,334)	(665)
Other comprehensive income (loss) - before reclassifications			0
Amount reclassified from accumulated other comprehensive income	(978)	(199)	(669)
Other comprehensive (loss) income, net of tax	(978)	(199)	(669)
Balance	$ (2,511)	$ (1,533)	$ (1,334)

[1]	All periods presented have been adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021.